BALANCE SHEET (Parenthetical)	Dec. 31, 2020 $ / shares shares
Preference shares, par value | $ / shares	$ 0.0001
Preference shares, shares authorized	5,000,000
Preference shares, shares issued	0
Preference shares, shares outstanding	0
Class A ordinary shares
Ordinary shares, par value | $ / shares	$ 0.0001
Ordinary shares, shares authorized	500,000,000
Ordinary shares, shares issued	1,268,220
Ordinary shares, shares outstanding	1,268,220
Ordinary shares, shares subject to possible redemption	21,731,780
Ordinary shares, redemption value per share | $ / shares	$ 10.00
Class B ordinary shares
Ordinary shares, par value | $ / shares	$ 0.0001
Ordinary shares, shares authorized	50,000,000
Ordinary shares, shares issued	5,750,000
Ordinary shares, shares outstanding	5,750,000